SEGMENT INFORMATION (Tables)	6 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of operating results group's reporting segments

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	29,226,197	116,263,527	74,993,171	220,482,895
Royalties	909,067	—	—	909,067
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	56,530	140,620	154,327	351,477
Changes in the net realizable value of agricultural products after harvest	(279,365)	(694,929)	(762,665)	(1,736,959)
Total	29,912,429	115,709,218	74,384,833	220,006,480

Cost of sales	(13,606,348)	(79,703,474)	(41,507,315)	(134,817,137)
Gross profit per segment	16,306,081	36,005,744	32,877,518	85,189,343
% Gross margin	55%	31%	44%	39%

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2021	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	23,767,633	82,062,604	51,708,389	157,538,626
Royalties	1,129,024			1,129,024
Others
Government grants	805	—	—	805
Initial recognition and changes in the fair value of biological assets	1,033,753	845,387	263,688	2,142,828
Changes in the net realizable value of agricultural products after harvest	(821,078)	(304,522)	(116,585)	(1,242,185)
Total	25,110,137	82,603,469	51,855,492	159,569,098

Cost of sales	(8,988,420)	(57,480,257)	(26,746,765)	(93,215,442)
Gross profit per segment	16,121,717	25,123,212	25,108,727	66,353,656
% Gross margin	64%	30%	48%	42%